SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
SHARE BASED COMPENSATION
16. SHARE BASED COMPENSATION

2005 Share Incentive Plan

On February 4, 2005, the Group adopted the 2005 Share Incentive Plan, or the “2005 Plan”, under which the Group may grant options to purchase up to 50,000 ordinary shares of the Company to its employees, outside directors and consultants. The Board of Directors subsequently raised the number of options to be granted to 676,078 shares on November 14, 2008. Following the Company’s IPO, the Company no longer grants any awards under the 2005 plan. However, the 2005 plan will continue to govern the terms and conditions of any outstanding awards previously granted there under. In the event that any outstanding option or other right for any reason expires, is cancelled, or otherwise terminated, the shares allocable to the unexercised portion of the 2005 Plan or other right shall again be available for the purposes of the 2005 Plan.

An individual who owns more than 10% of the total combined voting power of all classes of outstanding stock of the Company or any parent or subsidiary of the Company shall not be eligible for designation as an optionee or purchaser unless:

(i)	the per share exercise price shall be not less than 110% of the fair market value per share on the date of grant;

(ii)	the purchase price shall be not less than 100% of the fair market value per share on the date of grant; and

(iii)	in the case of an Incentive Shares Option (“ISO”), such ISO by its terms is not exercisable after the expiration of five years from the date of grant.

The 2005 Plan was approved and will terminate automatically 10 years after its adoption, unless terminated earlier at the Board of Directors’ discretion. Option awards are granted with an exercise price determined by the Board of Directors; those option awards generally vest based on 4 years of continuous service and expire in 10 years. By December 31, 2015, all option awards of the 2005 Plan were expired.

2010 Equity Incentive Plan

On June 1, 2010, the Group adopted the 2010 Equity Incentive Plan, or the “2010 Plan”, which became effective upon the completion of the IPO on August 5, 2010. The 2010 Plan allows the Company to offer a variety of incentive awards to employees, outside directors and consultants. Under the plan, the Group may grant up to 633,333 Class A Ordinary Shares of the Company to its employees, outside directors and consultants, plus (i) any shares that, as of the completion of the IPO, have been reserved but not issued pursuant to awards granted under the 2005 Plan and are not subject to any awards granted there under, and (ii) any shares subject to awards granted under the 2005 Plan that expire or otherwise terminate without having been exercised in full, and shares issued pursuant to awards granted under the 2005 Plan that are forfeited to or repurchased by the Company, with the maximum number of shares to be added to the 2010 Plan pursuant to clauses (i) and (ii) above equal to 333,333 Class A Ordinary Shares; provided, however, that there shall be an annual increase on the first day of each fiscal year beginning with the 2011 Fiscal Year, in an amount equal to the least of (i) 833,333 Class A Ordinary Shares, (ii) 5% of the outstanding Class A Ordinary Shares on the last day of the immediately preceding fiscal year or (iii) such number of Class A Ordinary Shares determined by the Board of Directors. In the event that any outstanding option or other right for any reason expires, is cancelled, or otherwise terminated, the shares allocable to the unexercised portion of the 2010 Plan or other right shall again be available for the purposes of the 2010 Plan.

The 2010 Plan was approved by the Board of Directors and shareholders, and will terminate automatically 10 years after its adoption, unless terminated earlier at the Board of Directors’ discretion. The exercise price will not be less than the fair market value of the Company’s ordinary shares on the date of grant and the term may not exceed 10 years. In the case of an ISO granted to an employee of the Company or any parent or subsidiary of the Company who, at the time the ISO is granted, owns stock representing more than 10% of the voting power of all classes of shares of the Company or any parent or subsidiary, the exercise price shall be no less than 110% of the fair market value on the date of grant, and the term of the ISO shall be no less than 5 years from the date of grant.

Amended and Restated 2010 Equity Incentive Plan

On December 21, 2018, the Group amended and restated the 2010 Plan, or the “Amended and Restated 2010 Plan”, which became effective upon the approval from the Board of Directors and shareholders. Under the Amended and Restated 2010 Plan, the maximum aggregate number of shares that may be issued under the Plan is such number of Shares as shall be equal to 6,500,000 shares, plus any shares subject to stock options or similar awards granted under the 2005 Plan that expire or otherwise terminate without having been exercised in full and shares issued pursuant to awards granted under the 2005 Plan that are forfeited to or converted by the Company, with the maximum number of Shares to be added to the Plan equal to 293,059 Shares. The number of shares available for issuance under the Amended and Restated 2010 Plan will be increased on the closing day of each future registration (including closing of over-allotment options) during the next two fiscal years ending December 31, 2020, in an amount equal to fifteen percent (15%) of the shares offered in each registration.

Share options

On November 22, 2018, the Board of Directors approved to convert 293,059 outstanding and expired options with an exercise price of US$0.4749 into 293,059 shares of restricted stock.
The fair value of the restricted shares was US$2.70 per share, which was based on the quoted price of the Company’s ADS on November 21, 2018.
All restricted stock subject to this award shall fully vest as of November 22, 2018. As of December 31, 2017 and 2018, options granted to employees to purchase 223,895 and nil ordinary shares and to non-employees to purchase 29,921 and nil ordinary shares were outstanding, and options to purchase 941,978 and nil ordinary shares were still available for future grants. It is the Company’s policy to issue new shares upon share option exercise.

A summary of the share option activity as of December 31, 2016, 2017 and 2018 is as follows:

	Year ended December 31, 2016				Year ended December 31, 2017				Year ended December 31, 2018
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
		RMB		RMB		RMB		RMB		RMB		RMB

Outstanding at beginning of year	387,350	3.08	2.59	3,836	256,617	3.30	2.84	4,499	253,816	3.09	1.86	1,186
Granted	-	-	-	-	-	-	-	-	-	-	-	-
Exercised	-	-	-	-	-	-	-	-	-	-	-	-
Forfeited or expired	(130,733)	3.30	-	-	(2,801)	3.09	-	-	-	-	-	-
Converted	-	-	-	-	-	-	-	-	(253,816)	3.09	-	-
Outstanding at end of year	256,617	3.30	2.84	4,499	253,816	3.09	1.86	1,186	-	-	-	-
Exercisable at end of year	256,617	3.30	2.84	4,499	253,816	3.09	1.86	1,186	-	-	-	-
Expected to be vested	-	-	-	-	-	-	-	-	-	-	-	-

Management of the Group is responsible for determining the fair value of options granted and have considered a number of factors when making this determination, including valuations. The Group has not granted options during the year of 2016, 2017 and 2018.

There were no share-based compensation expenses for the share options during the years from 2016 to 2018. As of December 31, 2017 and 2018, all share options were vested.

Restricted stock awards

On October 14, 2014, the Board of Directors granted restricted stock to each non-executive member of the Board. The number of shares of restricted stock subject to each award was 135,227, which was determined by dividing US$ 200 by the Cayman Court approved price US$ 1.480 per share of the Group’s ordinary shares on May 14, 2014. Total numbers of shares of restricted stock were 811,359. The awards vested at a rate of 1/36 per month on the 14th day of each month during the first three anniversaries of May 14, 2014, subject to continued service on the Board. As of December 31, 2017, these awards of restricted stock were fully vested, with 15,027 shares of restricted stock vested but not issued.

On May 18, 2015, the Board of Directors granted 86,473 shares of the restricted stock to existing employees whose old options have expired by their terms. All restricted stock subject to this award fully vested as of May 18, 2015. As of December 31, 2016, these awards of restricted stock were fully vested, with 19,935 shares of restricted stock vested but not issued.

On May 18, 2015, the Board of Directors granted 510,000 shares of the restricted stock to employees and new hires. Twenty-five percent of the awards shall vest on the one year anniversary of the grant date, and the remainder shall vest in equal and continuous monthly installments over the following thirty-six months thereafter, subject to participant's continuing service through each vesting date. In 2017 and 2018, 127,500 and 116,291 shares of restricted stock were vested respectively, with 122,353 and 116,291 of the vested shares separately issued to the board members.

On November 22, 2018, the Board of Directors approved to convert 293,059 outstanding and expired options with an exercise price of US$0.4749 into 293,059 shares of restricted stock. All restricted stock subject to this award shall fully vest as of November 22, 2018.

On November 22, 2018, the Board of Directors approved to grant 200,000 shares of the restricted stock to senior employees of the Company. Twenty-five percent of the awards shall vest on the one year anniversary of the vesting commence date, and the remainder shall vest in equal and continuous monthly installments over the following thirty-six months thereafter, subject to participant's continuing service of the Company through each vesting date. During 2018, nil shares of restricted stock were vested.

A summary of the restricted stock awards as of December 31, 2017 and 2018 is as follows:

	Year ended December 31, 2017
	Shares	Grant-date fair value	Weighted Average Remaining Contractual Term
		RMB
Outstanding at beginning of year	415,521	22.28	1.89
Granted	-	-	-
Issued	(216,259)	21.25	-
Forfeited or expired	(2,625)	20.36	1.47
Outstanding at end of year	196,637	20.50	1.29
Shares vested but not issued at end of year	49,500	21.44	-

	Year ended December 31, 2018
	Shares	Grant-date fair value	Weighted Average Remaining Contractual Term
		RMB
Outstanding at beginning of year	196,637	20.50	1.29
Granted	493,059	18.56	3.90
Issued	(409,350)	19.40	-
Forfeited or expired	(7,027)	21.51	2.11
Outstanding at end of year	273,319	19.31	3.01
Shares vested but not issued at end of year	34,962	22.51	-

The Company recorded share-based compensation expenses of RMB 7,828, RMB 4,640 and RMB 8,121 in general and administrative expense for the restricted stock awards for the years ended December 31, 2016, 2017 and 2018, respectively, and the unrecognized share-based compensation expenses were amounting to RMB 3,575 and RMB 4,650 as of December 31, 2017 and 2018, respectively.